Exhibit 99.2

Monthly Noteholder’s Statement

Synchrony Credit Card Master Note Trust

Series 2011 - 2

Class A LIBOR + 0.4800% Notes

Class B LIBOR + 1.0000% Notes

Class C LIBOR + 1.6000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2011 - 2 Indenture Supplement (the “Indenture Supplement”), dated as of June 16, 2011, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2011 - 2 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of May 16, 2016, and with respect to the performance of the Trust during the Monthly Period ended April 21, 2016 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	04/29/2016
Monthly Period Beginning:	03/22/2016
Monthly Period Ending:	04/21/2016
Previous Payment Date:	04/15/2016
Payment Date:	05/16/2016
Interest Period Beginning:	04/15/2016
Interest Period Ending:	05/15/2016
Days in Monthly Period:	31
Days in Interest Period:	31
LIBOR Determination Date	04/13/2016
LIBOR Rate	0.43275%
Is there a Reset Date?	No

I. Trust Receivables Information

a.	Number of Accounts Beginning	20,025,419
b.	Number of Accounts Ending	19,196,336
c.	Average Account Balance (q / b)	717.83

d.	BOP Principal Receivables	13,911,833,039.05
e.	BOP Finance Charge Receivables	502,193,899.06
f.	BOP Total Receivables	14,414,026,938.11

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,825,551,686.15
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	306,775,097.46
k.	Increase in Total Receivables	2,132,326,783.61

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,957,736,663.79
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	300,285,441.93
p.	Decrease in Total Receivables	2,258,022,105.72

q.	EOP Aggregate Principal Receivables	13,779,648,061.41
r.	EOP Finance Charge Receivables	508,683,554.59
s.	EOP Total Receivables	14,288,331,616.00

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	12,927,241,285.38
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	757,880,643.38
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)	1,657,980,547.02

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	11,711,036,064.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	150,000,000.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	805,573,771.00
	iv.	As of Payment Date	11,055,462,293.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,216,205,221.38
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	25,438,596.50
	iv.	Reductions in Required Excess Collateral Amount	129,678,028.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,111,965,789.88

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	805,573,771.00
	iii.	Withdrawal for Principal Payment	805,573,771.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	12,927,241,285.38
	ii.	Beginning of Interest Period	12,927,241,285.38
	iii.	As of Payment Date	12,167,428,082.88

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	26.3353%
	ii.	Prior Monthly Period	25.9343%
	iii.	Two Months Prior Monthly Period	27.7214%
	iv.	Three-Month Average	26.6637%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	13.4934%
	ii.	Prior Monthly Period	12.8951%
	iii.	Two Months Prior Monthly Period	13.2079%
	iv.	Three-Month Average	13.1988%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.7671%
	ii.	Prior Monthly Period	6.1761%
	iii.	Two Months Prior Monthly Period	6.4991%
	iv.	Three Months Prior Monthly Period	5.9577%
	v.	Three-Month Average	6.4808%
	vi.	Four-Month Average	6.3500%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	6.9482%
	ii.	Prior Monthly Period	6.3869%
	iii.	Two Months Prior Monthly Period	6.7274%

	iv.	Three Months Prior Monthly Period	6.2099%
	v.	Three-Month Average	6.6875%
	vi.	Four-Month Average	6.5681%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.6078%
	ii.	Prior Monthly Period	5.1315%
	iii.	Two Months Prior Monthly Period	5.3431%
	iv.	Three Months Prior Monthly Period	4.9270%
	v.	Three-Month Average	5.3608%
	vi.	Four-Month Average	5.2523%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	5.7890%
	ii.	Prior Monthly Period	5.3422%
	iii.	Two Months Prior Monthly Period	5.5713%
	iv.	Three Months Prior Monthly Period	5.1792%
	v.	Three-Month Average	5.5675%
	vi.	Four-Month Average	5.4704%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		15.8685%

h.	Default Amount for Defaulted Accounts		80,552,320.13

i.	Recovery Amount		13,439,833.99

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		67,112,486.14

k.	Number of Accounts Charged Off		42,790

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,568.42

m.	Collections
	i.	Total Trust Finance Charge Collections	291,870,933.21
	ii.	Total Trust Principal Collections	1,877,184,343.66
	iii.	Total Trust Collections	2,169,055,276.87

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	277,702	1.4466%	385,713,643.16	2.6995%
	ii.	30-59 Days Delinquent	64,571	0.3364%	115,439,936.78	0.8079%
	iii.	60-89 Days Delinquent	41,205	0.2147%	88,944,230.92	0.6225%
	iv.	90-119 Days Delinquent	31,921	0.1663%	73,999,282.79	0.5179%
	v.	120-149 Days Delinquent	28,181	0.1468%	68,765,033.61	0.4813%
	vi.	150-179 Days Delinquent	25,425	0.1324%	65,696,988.72	0.4598%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	469,005	2.4432%	798,559,115.98	5.5889%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	19.3871%
	ii.	Prior Monthly Period	19.5980%
	iii.	Two Months Prior Monthly Period	20.9940%
	iv.	Three-Month Average	19.9930%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap
	Payments - Swap Receipts / BOP Collateral)
	i.	Current	2.9124%
	ii.	Prior Monthly Period	2.9153%
	iii.	Two Months Prior Monthly Period	2.9104%
	iv.	Three-Month Average	2.9127%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	16.4747%
	ii.	Prior Monthly Period	16.6826%
	iii.	Two Months Prior Monthly Period	18.0836%
	iv.	Quarterly Excess Spread Percentage	17.0803%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.		1,000.785979

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.		0.785979

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.		1,000.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.		1,001.233757

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.		1.233757

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.		1,000.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.		1,001.750424

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.		1.750424

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.		1,000.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		650,000,000.00
b.	Class B Note Initial Principal Balance		93,770,492.00
c.	Class C Note Initial Principal Balance		61,803,279.00
d.	Initial Excess Collateral Amount (As of Payment Date)		129,678,028.00
e.	Initial Collateral Amount (As of Payment Date)		935,251,799.00

f.	Class A Note Principal Balance
	i.	Beginning of Interest Period	650,000,000.00
	ii.	Principal Payment	650,000,000.00
	iii.	As of Payment Date	0.00

g.	Class B Note Principal Balance
	i.	Beginning of Interest Period	93,770,492.00
	ii.	Principal Payment	93,770,492.00
	iii.	As of Payment Date	0.00

h.	Class C Note Principal Balance
	i.	Beginning of Interest Period	61,803,279.00
	ii.	Principal Payment	61,803,279.00
	iii.	As of Payment Date	0.00

i.	Excess Collateral Amount
	i.	Beginning of Interest Period	129,678,028.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	129,678,028.00
	iv.	As of Payment Date	0.00

j.	Collateral Amount
	i.	Beginning of Interest Period	935,251,799.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	129,678,028.00
	vi.	Principal Accumulation Account Deposit	805,573,771.00
	vii.	As of Payment Date	0.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	0.0000%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount (As of Payment Date)		0.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs		0.00
b.	Current Unreimbursed Investor Defaults		0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount		0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)		0.00
e.	Ending Unreimbursed Investor Charge-Offs		0.00
f.	Beginning Unreimbursed Reallocated Principal Collections		0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7		0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)		0.00
i.	Ending Unreimbursed Reallocated Principal Collections		0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		935,251,799.00
b.	Allocation Percentage Numerator - for Principal Collections		935,251,799.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	13,911,833,039.05
	ii.	Number of Days at Balance	31
	iii.	Average Principal Balance	13,911,833,039.05

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		12,927,241,285.38

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		12,927,241,285.38

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.iii. or d.)		6.7227%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.iii. or e.)		6.7227%

h.	Series Allocation Percentage		7.2347%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	291,870,933.21	19,621,627.68
b.	Recoveries	13,439,833.99	903,520.64
c.	Principal Collections	1,877,184,343.66	126,197,603.40
d.	Default Amount	80,552,320.13	5,415,296.47
e.	Dilution	117,896,492.84	7,925,835.80
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	119,996,657.32

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	19,621,627.68
	ii.	Excess Finance Charge Collections allocable to Series 2011 - 2	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	903,520.64

i.	Available Finance Charge Collections (Sum of h.i through h.vii)		20,525,148.32
j.	Total Collections (c.Series + i.)		146,722,751.72
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)		734,783.70

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		20,525,148.32

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	25.32

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,558,753.00
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,558,753.00

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	510,886.46
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	115,690.00
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	108,181.92
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	5,415,296.47
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		12,816,315.15
	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00
	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2011_2 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One		169,805,082.85
b.	Finance Charge Shortfall for Series 2011 – 2		0.00
c.	Finance Charge Shortfall for all Series in Group One		104,148.40
d.	Excess Finance Charges Collections Allocated to Series 2011 - 2		0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections		126,197,603.40
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7		0.00
c.	Plus: Shared Principal Collections allocated to this Series		673,960,871.13
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)		5,415,296.47
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)		0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)		0.00

g.	Available Principal Collections (Deposited to Principal Account)		805,573,771.00
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)	0.00
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)	805,573,771.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)	0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	0.00
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a. Principal paid to Class A Noteholders	650,000,000.00
		b. Principal paid to Class B Noteholders	93,770,492.00
		c. Principal paid to Class C Noteholders	61,803,279.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2011 - 2)	1,687,567,554.02
	vii.	Series Principal Shortfall	673,960,871.13
	viii.	Shared Principal Collections allocated to this Series from other Series	673,960,871.13

XIII. Series 2011 - 2 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)		1.00
b.	Controlled Accumulation Amount		805,573,771.00
c.	Controlled Deposit Amount		805,573,771.00
d.	Accumulation Shortfall		0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	805,573,771.00
	iii.	Withdrawal for Principal Payment	805,573,771.00
	iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)		12/15/2015
b.	Required Reserve Account Amount (Reduced to 0% due to the reduction of Controlled Accumulation Period to 1 month)		0.00
c.	Beginning Available Reserve Account Amount		0.00
d.	Reserve Draw Amount		0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.		0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)		0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)		0.00
h.	Ending Available Reserve Account Amount		0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage		0.00%
b.	Required Spread Account Amount		0.00
c.	Beginning Available Spread Account Amount		0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall		0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date		0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event		0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default		0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency		0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount		0.00
j.	Ending Available Spread Account Amount		0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest		0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount		No
	Free Equity:
	i.	Free Equity Amount	1,657,980,547.02
	ii.	Minimum Free Equity Amount	757,880,643.38
	iii.	Excess Free Equity Amount	900,099,903.64

b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	13,779,648,061.41
	ii.	Required Principal Balance	12,927,241,285.38
	iii.	Excess Principal Balance	852,406,776.03

c.	The three-month average Portfolio Yield is less than three-month average Base Rate		No
	Portfolio Yield:
	i.	Three month Average Portfolio Yield	19.9930%
	ii.	Three month Average Base Rate	2.9127%
	iii.	Three month Average Excess Spread	17.0803%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	05/16/2016
	ii.	Current Payment Date	05/16/2016

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 11th day of May 2016.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer